Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of July 2017

Collection Period Start	1-Jul-17	Distribution Date	15-Aug-17
Collection Period End	31-Jul-17	30/360 Days	30
Beg. of Interest Period	17-Jul-17	Actual/360 Days	29
End of Interest Period	15-Aug-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,422,276,966.10	1,399,784,136.18	0.9687362
Total Securities		1,444,959,096.94	1,422,276,966.10	1,399,784,136.18	0.9687362
Class A-1 Notes	1.300000%	152,000,000.00	129,317,869.16	106,825,039.24	0.7027963
Class A-2a Notes	1.640000%	300,000,000.00	300,000,000.00	300,000,000.00	1.0000000
Class A-2b Notes	1.425560%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	22,492,829.92	135,424.55	147.9791442	0.8909510
Class A-2a Notes	0.00	410,000.00	0.0000000	1.3666667
Class A-2b Notes	0.00	287,091.94	0.0000000	1.1483678
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	22,492,829.92	1,634,593.16

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				17,223,585.20
Monthly Interest				6,710,001.51
Total Monthly Payments				23,933,586.71

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				633,529.20
Aggregate Sales Proceeds Advance				865,020.89
Total Advances				1,498,550.09

Vehicle Disposition Proceeds:
Reallocation Payments				1,078,447.42
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,330,308.75
Excess Wear and Tear and Excess Mileage				5,457.39
Remaining Payoffs				0.00
Net Insurance Proceeds				1,315,853.69
Residual Value Surplus				34,152.05
Total Collections				32,196,356.10

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	859,767.52			49
Involuntary Repossession	-			-
Voluntary Repossession	172,423.00			9
Full Termination	-			-
Bankruptcty	-			-
Insurance Payoff		1,299,406.67		67
Customer Payoff			67,351.33	2
Grounding Dealer Payoff			2,999,397.64	115
Dealer Purchase			1,009,150.66	34
Total	1,032,190.52	1,299,406.67	4,075,899.63	276

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of July 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	70,567	1,757,507,289.66	7.00000%	1,422,276,966.10
Total Depreciation Received		(21,993,797.82)		(16,485,802.97)
Principal Amount of Gross Losses	(78)	(1,774,396.43)		(1,446,175.65)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(45)	(921,942.98)		(728,923.60)
Scheduled Terminations	(172)	(4,571,753.35)		(3,831,927.70)
Pool Balance - End of Period	70,272	1,728,245,399.08		1,399,784,136.18

Remaining Pool Balance
Lease Payment				539,220,467.88
Residual Value				860,563,668.30
Total				1,399,784,136.18

III. DISTRIBUTIONS

Total Collections					32,196,356.10
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					32,196,356.10

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					444,066.19
3. Reimbursement of Sales Proceeds Advance					517,413.27
4. Servicing Fee:
Servicing Fee Due					1,185,230.81
Servicing Fee Paid					1,185,230.81
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,146,710.27

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					135,424.55

Class A-1 Notes Monthly Interest Paid					135,424.55
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					410,000.00

Class A-2a Notes Monthly Interest Paid					410,000.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					287,091.94

Class A-2b Notes Monthly Interest Paid					287,091.94
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					636,666.67

Class A-3 Notes Monthly Interest Paid					636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of July 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00

Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,634,593.16
Total Note and Certificate Monthly Interest Paid	1,634,593.16
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,415,052.67

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	22,492,829.92

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	22,492,829.92
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,922,222.75

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of July 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			15,979,310.74
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,979,310.74
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,922,222.75
Gross Reserve Account Balance			21,901,533.49
Remaining Available Collections Released to Seller			227,147.03
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			23.85
Monthly Prepayment Speed			51%
Lifetime Prepayment Speed			53%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,488,276.69
Securitization Value of Defaulted Receivables and Casualty Receivables		1,446,175.65	78
Aggregate Defaulted and Casualty Gain (Loss)		42,101.04
Pool Balance at Beginning of Collection Period		1,422,276,966.10
Net Loss Ratio
Current Collection Period		0.0030%
Preceding Collection Period		-0.0056%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.0027%	38,338.87

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.45%	6,394,751.94	313
61-90 Days Delinquent	0.09%	1,222,148.99	60
91-120+ Days Delinquent	0.00%	0.00	0
More than 120 Days	0.00%	0.00	0
Total Delinquent Receivables:	0.54%	7,616,900.93	373

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.09%	0.09%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%

60 Day Delinquent Receivables		1,926,841.78
Delinquency Percentage		0.14%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		859,767.52	49
Securitization Value		975,568.75	49
Aggregate Residual Gain (Loss)		(115,801.23)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		1,142,799.52	64
Cumulative Securitization Value		1,292,242.08	64
Cumulative Residual Gain (Loss)		(149,442.56)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			736,613.10
Reimbursement of Outstanding Advance			517,413.27
Additional Advances for current period			865,020.89
Ending Balance of Residual Advance			1,084,220.72

Beginning Balance of Payment Advance			1,296,982.22
Reimbursement of Outstanding Payment Advance			444,066.19
Additional Payment Advances for current period			633,529.20
Ending Balance of Payment Advance			1,486,445.23

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A
Monthly Servicer's Report
for the month of July 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO